DEPOSITS - Schedule of Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	R$ 2,879,709	R$ 3,392,662	R$ 2,293,495
Provision for loss	(725,591)	(238,088)
Current	502,085	328,876
Non-current	2,377,624	3,063,786
Security deposits and maintenance reserves excluding impairment loss
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	3,605,300	3,630,750
Security deposits
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	807,590	688,034	418,537
Security deposits | Security deposits and maintenance reserves excluding impairment loss
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	807,590	688,034
Maintenance reserves
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	2,072,119	2,704,628	R$ 1,874,958
Maintenance reserves | Security deposits and maintenance reserves excluding impairment loss
Disclosure of security deposits and maintenance reserves [Line Items]
Long-term and short-term deposits, not classified as cash and cash equivalents	R$ 2,797,710	R$ 2,942,716